Additional Information - Condensed Financial Statements	12 Months Ended
Dec. 31, 2019
ADDITIONAL INFORMATION - CONDENSED FINANCIAL INFORMATION OF REGISTRANT [Abstract]
Additional - Condensed Financial Information of Registrant

27. ADDITIONAL INFORMATION — CONDENSED FINANCIAL STATEMENTS

The condensed financial statements of Sohu.com Limited have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investments in subsidiaries and VIEs under the equity method of accounting. Such investments and long-term loans to subsidiaries and VIEs are presented on the balance sheet as “Interests in subsidiaries and VIEs” and the loss of the subsidiaries and VIEs is presented as “Share of loss of subsidiaries and VIEs” in the statement of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these financial statements should be read in conjunction with the notes to the Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2018 and 2019, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

SOHU.COM LIMITED

CONDENSED BALANCE SHEETS

(In thousands)

	As of December 31,
	2018	2019
ASSETS
Current assets:
Cash and cash equivalents	$16,492	$3,756
Prepaid and other current assets	1,169	744
Due from subsidiaries and VIEs	470,649	530,182

Total current assets	488,310	534,682
Interests in subsidiaries and VIEs	224,679	22,093
Other assets, net	27,736	27,736

Total assets	$740,725	$584,511

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities	7,472	3,757
Long-term liabilities	144,414	152,300

Total liabilities	151,886	156,057

Shareholders’ equity:
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 39,229 shares and 39,269 shares, respectively, issued and outstanding as of December 31, 2018 and 2019)	39	39
Additional paid-in capital	958,883	948,201
Accumulated other comprehensive income	24,718	24,351
Accumulated deficit	(394,801)	(544,137)

Total shareholders’ equity	588,839	428,454

Total liabilities and shareholders’ equity	$740,725	$584,511

SOHU.COM LIMITED

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(In thousands)

	Year Ended December 31,
	2017	2018	2019
Revenues	$0	$0	$0
Cost of revenues	0	0	0

Gross profit	0	0	0

Operating expenses:
General and administrative	8,824	12,206	2,320

Operating loss	(8,824)	(12,206)	(2,320)
Share of loss of subsidiaries and VIEs	(331,106)	(232,307)	(184,092)
Other income /(expense)	71	22	44,738
Interest income	152	5,865	225

Loss before income tax expense/(benefit)	(339,707)	(238,626)	(141,449)
Income tax expense/(benefit)	214,819	(78,544)	7,887

Net loss	(554,526)	(160,082)	(149,336)

Other comprehensive income /(loss)	34,992	(13,494)	24,351

Comprehensive loss	$(519,534)	$(173,576)	$(124,985)

SOHU.COM LIMITED

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands)

	Year Ended December 31,
	2017	2018	2019
Cash flows from operating activities:
Net loss	$(554,526)	$(160,082)	$(149,336)
Adjustments to reconcile net loss to net cash provided by operating activities:
Investment loss from subsidiaries and VIEs	331,106	232,307	184,092
Share-based compensation expense /(benefit)	(814)	(1,916)	395
Others	0	(993)	0
Changes in current assets and liabilities:
Due from subsidiaries and VIEs	0	(2,963)	(59,533)
Prepaid and other current assets	3,933	(3,996)	425
Tax liabilities	222,350	(79,569)	7,886
Accrued liabilities	(8,194)	1,892	(3,715)

Net cash used in operating activities	(6,145)	(15,320)	(19,786)

Cash flows from investing activities:
Dividend received	0	0	7,050

Net cash used in operating activities	0	0	7,050

Net decrease in cash, cash equivalents, restricted cash and restricted time deposits	(6,145)	(15,320)	(12,736)
Cash, cash equivalents, restricted cash and restricted time deposits at beginning of year	8,990	2,845	16,732
Cash and cash equivalents, restricted cash and restricted time deposits of Sohu.com Limited at the date of the liquidation of Sohu.com Inc.	0	29,207	0

Cash, cash equivalents, restricted cash and restricted time deposits at end of year	$2,845	$16,732	$3,996

Reconciliation of cash, cash equivalents, and restricted time deposits to the condensed balance sheets:
Cash and cash equivalents	$2,845	$16,492	$3,756
Restricted time deposits included in other assets	0	240	240

Total cash, cash equivalents, restricted cash and restricted time deposits at end of year	$2,845	$16,732	$3,996